11. WARRANTS	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
WARRANTS

11. WARRANTS

A summary of warrant activity during the six months ended September 30, 2014 is presented below:

	Amount	Range of Exercise Price	Weighted Average Exercise Price
Warrants outstanding at March 31, 2014	70,709,475	$0.042 - $0.25	$0.13
Exercised	(2,166,104)	$0.086 – $0.12	$0.10
Issued	15,375,614	$0.042 - $0.24	$0.07
Cancelled/Expired	(1,136,364)	$0.13	$0.13
Warrants outstanding at September 30, 2014	82,782,621	$0.042 - $0.25	$0.10
Warrants exercisable at September 30, 2014	82,782,621	$0.042 - $0.25	$0.10

The following outlines the significant weighted average assumptions used to estimate the fair value information presented, with respect to warrants utilizing the Binomial Lattice option pricing models at, and during, the six months ended September 30, 2014:

Risk free interest rate	0.79% - 2.29%
Average expected life	5 years – 7 years
Expected volatility	90.1% - 95.8%
Expected dividends	None

A summary of the aggregate warrant activity for the years ended March 31, 2014 and 2013 is presented below:

	Year Ended March 31,
	2014		2013
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	75,647,294	$0.11	59,807,849	$0.14
Granted	14,530,519	$0.18	16,710,445	$0.11
Exercised	(12,716,225)	$0.08	–	$–
Cancelled/Forfeited	(6,752,113)	$0.11	(871,000)	$0.25
Outstanding, end of year	70,709,475	$0.10	75,647,294	$0.11
Exercisable, end of year	70,709,475	$0.10	75,647,294	$0.11
Weighted average estimated fair value of warrants granted		$0.09		$0.07